Post Employee Benefit Obligations	12 Months Ended
Dec. 31, 2020
POST EMPLOYEE BENEFIT OBLIGATIONS
Post Employee Benefit Obligations

26.  POST-EMPLOYMENT BENEFIT OBLIGATIONS.

26.1 General information:

Enel Chile S.A. and certain subsidiaries granted various post-employment benefits to either all or certain active or retired employees. These benefits are calculated and recognized in the financial statements according to the criteria described in Note 3.m.1, and include primarily the following:

Defined benefit plans:

•

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries on the date of his retirement. This benefit becomes enforceable once the employee has provided services for a minimum period that, depending on the company, ranges from 5 to 15 years.

•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.

•	Electricity supply: The beneficiary receives a monthly bonus, which covers a part of the billing for their home consumption.
•	Healthcare benefits: The beneficiary receives additional coverage that supplements the coverage provided by the social security regime.

1.2	Details, changes and presentation in financial statements:

a)  The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2020 and 2019.

	12-31-2020	12-31-2019
	ThCh$	ThCh$
Employee severance indemnities	50,011,279	42,697,317
Complementary Pension	18,896,906	17,853,600
Health Plans	3,145,989	3,090,670
Energy Supply Plans	3,484,091	2,521,903
Total post-employment obligations, net	75,538,265	66,163,490

The increase in post-employment liabilities is explained primarily by the adjustment to the discount rate applied by the Group  at the year ended December 31, 2020, due to the decrease in this actuarial assumption (by 80 base points from the close of 2019), based on changes in the macroeconomic and financial environments due to the COVID-19 pandemic (see Notes 2.3 and 35.5).

a)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018.

	For the years ended December 31,
Expense Recognized in	2020	2019	2018
Comprehensive Income	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(2,132,231)	(1,928,868)	(1,920,262)
Defined benefit plan interest cost (1)	(2,146,386)	(2,639,738)	(2,750,376)
Past service cost	—	(1,224,527)	39,060
Expenses recognized in Profit or Loss	(4,278,617)	(5,793,133)	(4,631,578)
Gains (losses) from remeasurement of defined benefit plans	(8,545,834)	(7,777,204)	37,881
Total expense recognized in the Statement of Comprehensive Income	(12,824,451)	(13,570,337)	(4,593,697)

(1) See Note 34

c)    The balance and changes in post-employment defined benefit obligations as of December 31, 2020 and 2019 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2019	56,602,664
Current service cost	1,928,868
Interest cost	2,639,738
Actuarial (gains) losses from changes in financial assumptions	5,724,985
Actuarial (gains) losses from changes in experience adjustments	2,052,219
Foreign currency translation	9,786
Past Service Cost Defined Benefit Plan Obligation	1,224,527
Contributions paid	(4,068,988)
Transfer of employees	49,691
Balance at December 31, 2019	66,163,490
Current service cost	2,132,231
Interest cost	2,146,386
Actuarial (gains) losses from changes in financial assumptions	4,695,927
Actuarial (gains) losses from changes in experience adjustments	3,849,907
Foreign currency translation	102,073
Contributions paid	(3,335,366)
Transfer of employees	(216,383)
Closing balance December 31, 2020	75,538,265

The Group makes no contributions to funds for financing the payment of these benefits.

26.3 Other disclosures:

•	Actuarial assumptions:

As of December 31, 2020, and 2019, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2020	12-31-2019
Discount rates used	2.60%	3.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	7.10%	5.24%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 / RV-M-2014

•	Sensitivity:

As of December 31, 2020, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$5,602,670 (ThCh$5,330,365 as of December 31, 2019)  if the rate rises and an increase of ThCh$6,136,668 (ThCh$5,829,095 as of December 31, 2019) if the rate falls.

•	Defined contribution:

According to the available estimate, the disbursements foreseen to cover the defined benefit plans for 2021 amount to ThCh$8,445,218.

•	Length of commitments

Enel Chile´s obligations have a weighted average length of 7.98 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	8,445,218
2	6,484,023
3	5,441,166
4	6,022,293
5	5,467,563
6 to10	25,094,378